Condensed Consolidated Balance Sheets Parenthetical - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common stock, issued and outstanding (in shares)	51,471,807	51,326,696